CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Selling, general and administrative expenses	279,944	215,148	441,477	495,499	427,132	2,240,437
Total operating expenses					427,132	2,240,437
Loss from operations	(279,944)	(215,148)	(441,477)	(495,499)	427,132	2,240,437
Other expense (income)
Change in fair value of derivative liability	113,000	(327,000)	(1,023,000)	(282,000)	2,090,500	(7,348,389)
Change in warrant liability	104,000	(3,500)	(747,000)	(182,000)	993,000	(1,782,000)
Loss on disposal of fixed assets					97,555
Loss on write off of prepaid expense						315,000
Financing costs						63,000
Loss on conversion of notes payable	141,075	17,641	894,481	67,600	62,106
Amortization of original issue discount	211,250	196,216	427,636	678,450	1,089,902	2,303,973
Gain on settlement of accrued expenses						(12,000)
Interest expense	118,997	387,484	373,725	603,241	1,000,866	2,008,670
Note conversion expense	6,500		17,750
Total other expense (income)	(694,822)	(270,841)	56,408	(885,291)	5,333,929	(4,451,746)
Income tax expense
Loss Before Income Tax	(974,766)	(485,989)	(385,069)	(1,380,790)
Provision for Income Tax
Tax benefit of Net Operating Loss Carryforward
Net (Loss) Income	$ (974,766)	$ (485,989)	$ (385,069)	$ (1,380,790)	$ (5,761,061)	$ 2,211,309
Net Loss per common share, diluted
Net Loss per common share, basic	$ 0.002		$ 0.002	$ 0.01
Weighted average common shares outstanding, basic	953,532,051	693,982,757	684,606,401	683,592,355	800,543,896	737,263,858
Weighted average common shares outstanding, basic and diluted						1,420,563,361